Long-Term Debt (Term Loans) (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2016	Dec. 31, 2013	Jun. 23, 2016	May 27, 2016	Nov. 13, 2013	Mar. 25, 2013
Line of Credit [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount	$ 500.0
Debt Instrument, Face Amount					$ 550.0
Debt Instrument, Periodic Payment, Principal		$ 1.4
Line of Credit Facility, Maximum Borrowing Capacity				$ 700.0	$ 200.0
Debt Instrument, Interest Rate, Stated Percentage					5.25%
Debt Instrument, Interest Rate, Effective Percentage	5.80%
Line of Credit [Member] | Term Loan, due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 500.0
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums			$ 17.0
Debt Instrument, Periodic Payment, Principal	$ 1.3
Debt Instrument, Interest Rate, Stated Percentage			5.50%
Debt Instrument, Interest Rate, Effective Percentage	5.99%
Senior Notes [Member] | 6.25% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 350.0
Debt Instrument, Interest Rate, Stated Percentage						6.25%
Debt Instrument, Interest Rate, Effective Percentage	6.52%
Base Rate [Member] | Line of Credit [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.25%
Base Rate [Member] | Line of Credit [Member] | Term Loan, due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%
London Interbank Offered Rate (LIBOR) [Member] | Line of Credit [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		4.25%
London Interbank Offered Rate (LIBOR) [Member] | Line of Credit [Member] | Term Loan, due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.50%
London Interbank Offered Rate (LIBOR) [Member] | Line of Credit [Member] | Minimum [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					1.00%
London Interbank Offered Rate (LIBOR) [Member] | Line of Credit [Member] | Minimum [Member] | Term Loan, due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			1.00%